Investment in Associate (Tables)	6 Months Ended
Jun. 30, 2020
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Disclosure of Investment in Associate
A continuity schedule of the Kutcho Investment in Associate from January 1, 2019 to June 30, 2020 is presented below:

(in thousands)	Investment in Associate

At January 1, 2019	$2,562
Share of losses	(62)
At March 31, 2019	$2,500
Amount invested	133
Impairment charge	(1,649)
At June 30, 2019	$984
Share of losses	(102)
At December 31, 2019	$882
Share of losses	(41)
Impairment charge	(362)

At March 31 and June 30, 2020	$479